Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis

For assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2015 and 2014 are as follows:

		(Level 1)
		Quoted Prices	(Level 2)
		in Active	Significant	(Level 3)
		Markets for	Other	Significant
	Carrying	Identical	Observable	Unobservable
Description	Value	Assets	Inputs	Inputs
	(In Thousands)
March 31, 2015:
Securities available for sale:
Debt securities:
Government-sponsored enterprises	$5,000	$—	$5,000	$—
Mortgage-backed securities:
Federal National Mortgage Association	13,314	—	13,314	—
Total securities available for sale	$18,314	$—	$18,314	$—
March 31, 2014:
Securities available for sale:
Mortgage-backed securities:
Federal National Mortgage Association	$3,599	$—	$3,599	$—
Total securities available for sale	$3,599	$—	$3,599	$—

Assets Measured at Fair Value on Non-Recurring Basis

Note 12 - Fair Value of Financial Instruments (Continued)

For assets measured at fair value on a non-recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2015 and 2014 are as follow:

		(Level 1)
		Quoted Prices	(Level 2)
		Markets for	Significant	(Level 3)
	Carrying	Identical	Observable	Unobservable
Description	Value	Assets	Inputs	Inputs
	(In Thousands)
March 31, 2015:
Impaired loans	$245	$-	$-	$245
March 31, 2014
Impaired loans	$72	$-	$-	$72

Additional Quantitative Information about Assets Measured at Fair Value on Nonrecurring Basis

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized adjusted Level 3 input to determine fair value.

	Fair Value	Valuation	Unobservable	Range
	Estimate	Techniques	Input	(Weighted Average)
	(Dollars in Thousand)
March 31, 2015
Impaired Loans	$245	Market valuation of underlying collateral (1)	Selling costs (2)	7% (7%)
March 31, 2014
Impaired Loan	$72	Market valuation of underlying collateral (1)	Selling costs (2)	9% (9%)

(1)	Fair value is based on either contract sales process or third party appraisals.
(2)	Includes estimated costs to sell.

Carrying Amounts and Fair Values of Financial Instruments

Note 12 - Fair Value of Financial Instruments (Continued)

The carrying amounts and fair values of financial instruments are as follows:

			(Level 1)
			Quoted Prices	(Level 2)
			in Active	Significant	(Level 3)
			Markets for	Other	Significant
	Carrying	Estimated	Identical	Observable	Unobservable
March 31, 2015	Value	Fair Value	Assets	Inputs	Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$49,308	$49,308	$49,308	$—	$—
Securities available for sale	18,314	18,314	—	18,314	—
Securities held to maturity	400,561	409,554	—	409,554	—
Net loans receivable	641,084	645,801	—	—	645,801
Federal Home Loan Bank of New York stock	6,041	6,041	—	6,041	—
Interest receivable	3,274	3,274	—	3,274	—
Financial liabilities:
Deposits	699,476	704,788	—	704,788	—
FHLB advances	107,500	111,008	—	111,008	—
Interest payable	244	244	—	244	—

			(Level 1)
			Quoted Prices	(Level 2)
			in Active	Significant	(Level 3)
			Markets for	Other	Significant
	Carrying	Estimated	Identical	Observable	Unobservable
March 31, 2014	Value	Fair Value	Assets	Inputs	Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$192,581	$192,581	$192,581	$—	$—
Securities available for sale	3,599	3,599	—	3,599	—
Securities held to maturity	418,696	421,064	—	421,064	—
Net loans receivable	584,507	584,131	—	—	584,131
Federal Home Loan Bank of New York stock	7,889	7,889	—	7,889	—
Interest receivable	3,281	3,281	—	3,281	—
Financial liabilities:
Deposits	763,912	768,233	—	768,233	—
FHLB advances	142,500	146,655	—	146,655	—
Stock subscription deposits	154,345	154,345	154,345	—	—
Interest payable	267	267	—	267	—